Equity (Details) - Schedule of RSUs and PSUs Activity - Restricted and Phantom Share Units [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs Activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,496,099
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 23.98
Number of RSUs and PSUs, Granted | shares	1,784,752
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 13.26
Number of RSUs and PSUs, Vested | shares	(1,262,954)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 24.37
Number of RSUs and PSUs, Forfeited | shares	(201,832)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 24.15
Number of RSUs and PSUs, Unvested | shares	3,816,065
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 18.83